INVESTMENTS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments Abstract
Investments, beginning	$ 12,104	$ 2,255
Proceeds from property disposals (note 10)	270	0
Purchases, equity	7	511
Sale of investments	(477)	0
Transfer from investment in associates at fair value (note 08)	0	10,423
Fair value changes through profit and loss (note 20)	5,046	(1,085)
Investments, ending	$ 16,950	$ 12,104